FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Notional and Maturity Summary (Details) gigajoule in Millions, bbl in Millions, MWh in Millions, $ in Millions	Dec. 31, 2020 USD ($) gigajoule bbl MWh	Dec. 31, 2019 USD ($) gigajoule bbl
Foreign Exchange Contract
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Notional amount | $	$ 260	$ 470
Interest Rate Contract
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Notional amount | $	$ 250
Purchases | Liquids (bpd)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Derivative, nonmonetary notional amount | bbl	1,756	409
Purchases | Natural Gas
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Derivative, nonmonetary notional amount | gigajoule	73,557	94,727
Purchases | Power (MWh)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Derivative, nonmonetary notional amount | MWh	6
Sales | Liquids (bpd)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Derivative, nonmonetary notional amount | bbl	25,284	24,839